PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	September 30, 2022	December 31, 2021

Computer and office equipment	$79,535	$82,298
Furniture & fixtures	110,013	122,185
Leasehold improvements	182,389	202,570
Vehicle	88,869	98,702
Subtotal	460,806	505,755
Less: accumulated depreciation	(312,008)	(289,956)
Total	$148,798	$215,799

Property and equipment, net consist of the following:

	As of December 31,
	2021	2020
Computer and office equipment	$82,298	$81,437
Furniture & fixtures	122,185	126,966
Leasehold improvements	202,570	210,496
Vehicle	98,702	102,564
Subtotal	505,755	521,463
Less: accumulated depreciation	(289,956)	(223,154)
Total	$215,799	$298,309